Loans and Financing - Disclosure of Bank Borrowings Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Bank borrowings	R$ 750	R$ 4,354
Less than 12 months [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings	R$ 750	3,363
1-5 years [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings		R$ 991